                                           -------------------------------------
                                                      OMB APPROVAL
                                           -------------------------------------
                                            OMB Number:                3235-0006
                                            Expires:           February 28, 1997
                                            Estimated average burden
                                            Hours per response ..........24.60
                                           -------------------------------------
                                                      SEC USE ONLY
                                           -------------------------------------

                                           -------------------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113 Providence RI      02903
Business Address  (Street)  (City)     (State) (Zip)

Arthur Duffy  (401) 383-5370  Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2007.

                                                  Rex Capital Advisors, LLC
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized
                                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. _____________               _____     6. _____________             _____
2. _____________               _____     7. _____________             _____
3. _____________               _____     8. _____________             _____
4. _____________               _____     9. _____________             _____
5. _____________               _____     10._____________             _____

* Refers to manager number on attached detail in Item 7.

AS OF SEPTEMBER 30, 2007                              FORM 13F                          SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:                      ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:       ITEM 8:
-------                 ------------------- --------- ----------- ---------     -------       --------      -------
                                                                                                        VOTING AUTHORITY
                                              CUSIP   FAIR MARKET SHARES OR   INVESTMENT               -------------------
NAME OF ISSUER            TITLE OF CLASS     NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS (A)    (B)    (C)
--------------          ------------------- --------- ----------- --------- ---------------   -------- ---- ------- ------
                                                                   AMOUNT   (A)   (B)   (C)            SOLE SHARED   NONE
                                                                  --------- --- ------- ---            ---- ------- ------
BP PLC ADR              COMMON STOCK        055622104    503342      7258   XX                                        6880
                                                                                        XX                             378
BRISTOL MYERS SQUIBB CO COMMON STOCK        110122108    411492     14278   XX                                       14278
CHEVRON CORP            COMMON STOCK        166764100    543887      5812   XX                                        5812
COCA COLA CO            COMMON STOCK        191216100    475737      8278   XX                                        8278
CONSTELLATION ENERGY    COMMON STOCK        210371100    587233      6845   XX                                        6845
DOVER CORP              COMMON STOCK        260003108    464460      9116   XX                                        9116
ENERGY TRANSFER EQUITY  COMMON STOCK        29273V100    336209      9802   XX                                        8432
LP UT LTD PIN                                                                           XX                            1370
FRANKLIN RESOURCES INC  COMMON STOCK        354613101   1019618      7997   XX                                        7997
GENERAL ELECTRIC CO     COMMON STOCK        369604103   1680964     40603   XX                                       40603
GENERAL MILLS INC       COMMON STOCK        370334104    397020      6844   XX                                        6844
ISHARES INC             MSCI JAPAN INDEX FD 464286848   1039707     72504   XX                                       72504
ISHARES INC             MSCI EMERGING MKT   464287234   9223755     61718   XX                                       61718
ISHARES INC             S&P 500 GRW INDEX   464287309  54407157    764575   XX                                      764575
ISHARES INC             S&P 500 VALUE       464287408  27380743    336125   XX                                      336125
ISHARES INC             MSCI EAFE INDEX FD  464287465  32116807    388870   XX                                      388870
ISHARES INC             RUSSELL 1000 VALUE  464287598   1107128     12881   XX                                       12881
ISHARES INC             RUSSELL 2000 VALUE  464287630  12573725    163444   XX                                      163444


ITEM 1:                    ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
-------                ---------------- --------- ----------- ---------     -------     --------      -------
                                                                                                  VOTING AUTHORITY
                                          CUSIP   FAIR MARKET SHARES OR   INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER      VALUE    PRINCIPAL   DISCRETION    MANAGERS (A)    (B)   (C)
--------------         ---------------- --------- ----------- --------- --------------- -------- ---- ------- -----
                                                               AMOUNT   (A)   (B)   (C)          SOLE SHARED  NONE
                                                              --------- --- ------- ---          ---- ------- -----
ISHARES INC            RUSSELL 2000 GRW 464287648     7844786   92140   XX                                    92140
ISHARES INC            TR RUSSELL 2000  464287655     2266181   28306   XX                                    28306
JOHNSON & JOHNSON      COMMON STOCK     478160104      349590    5321   XX                                     5321
KELLOGG CO             COMMON STOCK     487836108      454384    8114   XX                                     8114
MERCK & CO INC         COMMON STOCK     589331107      218287    4223   XX                                     3194
                                                                                    XX                         1029
MICROSOFT CORP         COMMON STOCK     594918104      514342   17459   XX                                    15638
                                                                                    XX                         1821
MID-CAP S P D R        UNIT SERIES 1    595635103     2887715   17953   XX                                    17953
PNC FINANCIAL          COMMON STOCK     693475105     3700418   54338   XX                                    54338
PEPSICO INC            COMMON STOCK     713448108      485641    6629   XX                                     6629
S P D R TRUST          UNIT SERIES 1    78462F103     5758337   37740   XX                                    37740
SASOL LTD              SPONS ADR        803866300      335408    7802   XX                                     7500
                                                                                    XX                          302
SMUCKER J M CO NEW     COMMON STOCK     832696405      381098    7134   XX                                     7134
VANGUARD INDEX FUND    STOCK MKT ETF    922908769     2095880   13862   XX                                    13862
VALERO ENERGY CORP     COMMON STOCK     91913Y100      245207    3650   XX                                     3650
VERIZON COMMUNICATIONS COMMON STOCK     92343V104     1214733   27433   XX                                    27433
WAL-MART STORES INC    COMMON STOCK     931142103      593684   13601   XX                                    13601
WILMINGTON TRUST CORP  COMMON STOCK     971807102     1449181   37254   XX                                    37254
AGGREGATE TOTAL                                   175,063,856